NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Nature of Deferred Taxes (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Unrecognized deferred tax assets	€ (95,035)	€ (92,906)	€ (77,541)
Net amount	0	0	0
Loss carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Deferred tax assets	94,466	91,775	76,978
Tax credit carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Deferred tax assets	158	178	79
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [table]
Deferred tax assets	€ 410	€ 953	€ 484